Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue from performance obligations satisfied in previous periods	¥ 280	¥ 307	¥ 480	¥ 1,053